RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

7.RELATED PARTY TRANSACTIONS

In connection with the Amber Road acquisition, the Company paid $5.3 million and $3.0 million to Insight and another member of the syndicate of private equity investors in the Company, respectively, in exchange for their commitment to contribute equity funding for the acquisition if needed. No equity funding was needed for the acquisition, and therefore the expense is included in acquisition-related expenses in the accompanying condensed consolidated statements of comprehensive loss for the nine months ended November 30, 2019, as these amounts were paid to the two investors for deal related transaction services incurred with the Amber Road acquisition.

In connection with the Amber Road acquisition, the Company also assumed a $36.6 million term loan that is guaranteed by Insight. See the Amber Term Loan section in Note 6 for further information.

12. RELATED PARTY TRANSACTIONS

In connection with the Amber Road acquisition (see Note 5), the Company paid $5.3 million and $3.0 million to Insight and another member of the syndicate of private equity investors in the Company, respectively, in exchange for their commitment to contribute equity funding for the acquisition if needed. No equity funding was needed for the acquisition, and therefore the expense is included in acquisition-related expenses in the accompanying consolidated statements of comprehensive loss as these amounts were paid to the two investors for deal related transaction services incurred with the Amber Road acquisition.

In connection with the Amber Road acquisition, the Company also assumed a $36.6 million term loan that is guaranteed by Insight. See “Amber Term Loan” referenced in Note 11 for further discussion.